Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income taxes
Schedule of income tax expense

($ in millions)	2018	2017	2016
Current taxes	686	782	671
Deferred taxes	(142)	(199)	(145)
Tax expense from continuing operations	544	583	526
Tax expense from discontinued operations	228	273	251

Effective tax rate for the year

($ in millions, except % data)	2018	2017	2016
Income from continuing operations before taxes	2,119	2,102	1,761
Weighted-average global tax rate	22.2%	23.6%	19.9%
Income taxes at weighted-average tax rate	470	497	350
Items taxed at rates other than the weighted-average tax rate	(43)	(114)	9
Changes in valuation allowance, net	41	763	(8)
Effects of changes in tax laws and (enacted) tax rates	1	(747)	42
Non-deductible expenses, excluding goodwill	86	58	79
Other, net	(11)	126	54
Tax expense from continuing operations	544	583	526
Effective tax rate for the year	25.7%	27.7%	29.9%

Components of deferred income tax assets and liabilities from continued operations

	December 31,
($ in millions)	2018	2017
Deferred tax assets:
Unused tax losses and credits	600	521
Provisions and other accrued liabilities	769	761
Pension	476	458
Inventories	253	263
Property, plant and equipment and other non-current assets	1,039	1,146
Other	114	93
Total gross deferred tax asset	3,251	3,242
Valuation allowance	(1,535)	(1,303)
Total gross deferred tax asset, net of valuation allowance	1,716	1,939
Deferred tax liabilities:
Property, plant and equipment	(202)	(210)
Intangibles and other assets	(770)	(724)
Pension and other liabilities	(153)	(217)
Inventories	(67)	(69)
Unremitted earnings	(445)	(557)
Total gross deferred tax liability	(1,637)	(1,777)
Net deferred tax asset (liability)	79	162
Included in:
“Deferred taxes”—non-current assets	1,006	1,212
“Deferred taxes”—non-current liabilities	(927)	(1,050)
Net deferred tax asset (liability)	79	162

Unrecognized tax benefits

		Penalties and
		interest
		related to
	Unrecognized	unrecognized
($ in millions)	tax benefits	tax benefits	Total
Classification as unrecognized tax items on January 1, 2016	744	145	889
Increase relating to prior year tax positions	88	74	162
Decrease relating to prior year tax positions	(21)	(20)	(41)
Increase relating to current year tax positions	167	13	180
Decrease due to settlements with tax authorities	(96)	(21)	(117)
Decrease as a result of the applicable statute of limitations	(95)	(13)	(108)
Exchange rate differences	(27)	(6)	(33)
Balance at December 31, 2016, which would, if recognized, affect the effective tax rate	760	172	932
Increase relating to prior year tax positions	115	103	218
Decrease relating to prior year tax positions	(76)	(37)	(113)
Increase relating to current year tax positions	223	—	223
Decrease due to settlements with tax authorities	(23)	(2)	(25)
Decrease as a result of the applicable statute of limitations	(75)	(12)	(87)
Exchange rate differences	101	18	119
Balance at December 31, 2017, which would, if recognized, affect the effective tax rate	1,025	242	1,267
Net change due to acquisitions and divestments	8	—	8
Increase relating to prior year tax positions	35	37	72
Decrease relating to prior year tax positions	(99)	14	(85)
Increase relating to current year tax positions	126	5	131
Decrease due to settlements with tax authorities	(44)	(17)	(61)
Decrease as a result of the applicable statute of limitations	(66)	(31)	(97)
Exchange rate differences	(24)	(11)	(35)
Balance at December 31, 2018, which would, if recognized, affect the effective tax rate	961	239	1,200

Open tax years subject to examination

Region	Year
Europe	2011
The Americas	2015
Asia, Middle East and Africa	2009